OTHER LIABILITIES - Accounts payable and other liabilities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounts payable and other liabilities [abstract]
Suppliers and services payable	$ 3,474,177	$ 2,803,736
Income received for third parties	3,399,759	3,039,484
Transactions ATH and ACH	939,341	749,578
Withholdings taxes and labor contributions	703,380	611,951
Cashier checks	655,854	646,688
Contract liability related to concessions	530,300	515,688
Dividends payable	527,984	220,815
Commissions and fees	411,478	399,895
Collection on behalf of third parties	334,963	266,462
Cash surplus	133,774	69,291
Insurance payables	117,371	111,081
Collection service	106,089	101,615
Value added tax - VAT	75,098	59,599
Checks drawn and not paid	70,791	88,128
Financial transactions tax	52,106	52,787
Canceled accounts	34,782	34,645
Anticipated income	17,566	18,001
Customer loyalty programs	14,784	14,009
Other liabilities	354,843	338,349
Total other liabilities	$ 11,954,440	$ 10,141,802